Note Employee benefits (Accumulated benefit obligation in excess of plan assets) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 772,680	$ 736,082
Accumulated benefit obligation	772,680	736,082
Fair value of plan assets	732,631	665,235
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	44,308	42,576
Accumulated benefit obligation	44,308	42,576
Fair value of plan assets	$ 34,908	$ 31,894